Eaton Vance

Greater China Growth Fund

November 30, 2019

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
China — 61.6%
Food Products — 11.9%
China Mengniu Dairy Co., Ltd.	550,000	$2,104,197
Dali Foods Group Co., Ltd.(1)	4,284,500	2,911,929
Foshan Haitian Flavouring & Food Co., Ltd., Class A	94,900	1,444,737
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	876,643	3,629,273
Tingyi (Cayman Islands) Holding Corp.	2,074,000	3,374,591

		$13,464,727

Gas Utilities — 4.2%
China Resources Gas Group, Ltd.	858,000	$4,777,496

		$4,777,496

Health Care Equipment & Supplies — 1.4%
AK Medical Holdings, Ltd.(1)	1,456,000	$1,642,019

		$1,642,019

Health Care Providers & Services — 3.0%
Sinopharm Group Co., Ltd., Class H	1,028,000	$3,395,290

		$3,395,290

Health Care Technology — 2.1%
Ping An Healthcare and Technology Co., Ltd.(1)(2)	362,900	$2,417,032

		$2,417,032

Hotels, Restaurants & Leisure — 2.3%
Xiabuxiabu Catering Management China Holdings Co., Ltd.(1)	1,749,500	$2,055,662
Yum China Holdings, Inc.	11,367	506,059

		$2,561,721

Household Durables — 6.0%
Haier Electronics Group Co., Ltd.	1,445,000	$4,016,655
Zhejiang Supor Co., Ltd., Class A	272,925	2,789,902

		$6,806,557

Insurance — 7.3%
China Pacific Insurance (Group) Co., Ltd., Class H	610,200	$2,158,070
Ping An Insurance (Group) Co. of China, Ltd., Class H	532,500	6,046,815

		$8,204,885

Interactive Media & Services — 8.7%
Tencent Holdings, Ltd.	233,600	$9,856,970

		$9,856,970

IT Services — 3.8%
TravelSky Technology, Ltd., Class H	1,781,000	$4,336,139

		$4,336,139

Marine — 0.6%
SITC International Holdings Co., Ltd.	563,000	$628,176

		$628,176

Security	Shares	Value
Personal Products — 0.7%
Hengan International Group Co., Ltd.	118,000	$779,124

		$779,124

Professional Services — 1.1%
Centre Testing International Group Co., Ltd., Class A	643,372	$1,243,888

		$1,243,888

Real Estate Management & Development — 1.0%
China Overseas Land & Investment, Ltd.	326,000	$1,094,141

		$1,094,141

Textiles, Apparel & Luxury Goods — 4.5%
ANTA Sports Products, Ltd.	537,000	$5,050,132

		$5,050,132

Wireless Telecommunication Services — 3.0%
China Mobile, Ltd.	443,000	$3,340,079

		$3,340,079

Total China (identified cost $48,946,044)		$69,598,376

Hong Kong — 22.5%
Capital Markets — 4.1%
Hong Kong Exchanges and Clearing, Ltd.	147,221	$4,662,644

		$4,662,644

Equity Real Estate Investment Trusts (REITs) — 3.4%
Link REIT	376,500	$3,844,723

		$3,844,723

Food & Staples Retailing — 0.9%
Dairy Farm International Holdings, Ltd.	174,373	$1,019,728

		$1,019,728

Food Products — 0.4%
Vitasoy International Holdings, Ltd.	132,000	$507,419

		$507,419

Hotels, Restaurants & Leisure — 2.7%
Sands China, Ltd.	634,400	$3,004,262

		$3,004,262

Insurance — 8.3%
AIA Group, Ltd.	936,800	$9,374,926

		$9,374,926

Real Estate Management & Development — 1.8%
CK Asset Holdings, Ltd.	303,856	$2,020,506

		$2,020,506

Textiles, Apparel & Luxury Goods — 0.9%
Samsonite International SA(1)	443,400	$1,000,744

		$1,000,744

Total Hong Kong (identified cost $16,214,094)		$25,434,952

Security	Shares	Value
Taiwan — 11.6%
Banks — 1.2%
CTBC Financial Holding Co., Ltd.	1,856,881	$1,329,550

		$1,329,550

Electronic Equipment, Instruments & Components — 1.2%
Largan Precision Co., Ltd.	9,000	$1,307,878

		$1,307,878

Food & Staples Retailing — 3.0%
President Chain Store Corp.	335,000	$3,353,183

		$3,353,183

Insurance — 1.2%
Cathay Financial Holding Co., Ltd.	994,929	$1,359,585

		$1,359,585

Multiline Retail — 1.2%
Poya International Co., Ltd.	98,462	$1,394,684

		$1,394,684

Semiconductors & Semiconductor Equipment — 3.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	428,839	$4,313,545

		$4,313,545

Total Taiwan (identified cost $7,778,785)		$13,058,425

Total Common Stocks — 95.7% (identified cost $72,938,923)		$108,091,753

Other Assets, Less Liabilities — 4.3%		$4,882,416

Net Assets — 100.0%		$112,974,169

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2019, the aggregate value of these securities is $10,027,386 or 8.9% of the Fund’s net assets.

(2)	Non-income producing security.

The Fund did not have any open derivative instruments at November 30, 2019.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2019, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Communication Services	$—	$13,197,049		$—	$13,197,049
Consumer Discretionary	506,059	19,312,041		—	19,818,100
Consumer Staples	—	19,124,181		—	19,124,181
Financials	—	24,931,590		—	24,931,590
Health Care	—	7,454,341		—	7,454,341
Industrials	—	1,872,064		—	1,872,064
Information Technology	—	9,957,562		—	9,957,562
Real Estate	—	6,959,370		—	6,959,370
Utilities	—	4,777,496		—	4,777,496
Total Common Stocks	$506,059	$107,585,694	*	$—	$108,091,753
Total Investments	$506,059	$107,585,694		$—	$108,091,753

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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